Annual Total Returns - iShares Edge MSCI Min Vol USA Index Fund (Class K) [BarChart] - Class K - iShares Edge MSCI Min Vol USA Index Fund - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2017	19.02%
Annual Return 2018	1.38%
Annual Return 2019	28.34%